ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Income statement (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	$ 229,125	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 616,132	$ 537,654	$ 778,833	$ 639,239	$ 818,914
Cost of goods sold	109,049		98,568							303,152	282,354	395,705	344,638	404,953
Gross profit	120,076	127,828	97,541	100,570	57,189	93,123	82,192	73,031	46,255	312,980	255,300	383,128	294,601	413,961
Selling, general, and administrative expenses	86,071		69,417							235,191	190,746	280,972	230,634	325,754
Operating income	34,005		28,124							77,789	64,554	102,156	63,967	88,207
Interest expense	(5,319)		(7,755)							(17,081)	(24,474)	(31,280)	(32,607)	(21,680)
Other expense	(304)		(214)							(192)	(325)	(1,261)	699	(1,242)
Income before income taxes	28,382		20,155							60,516	39,755	69,615	32,059	65,285
Income tax expense	(7,080)		(3,125)							(14,824)	(7,161)	(11,852)	(16,658)	(16,497)
Net income	21,302	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	45,692	$ 32,594	$ 57,763	$ 15,401	$ 47,977
Impact of Adoption | No. 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	(754)									(7,033)
Cost of goods sold	45									(2,433)
Gross profit	(799)									(4,600)
Selling, general, and administrative expenses	84									319
Operating income	(883)									(4,919)
Income before income taxes	(883)									(4,919)
Income tax expense	216									1,206
Net income	(667)									(3,713)
Balances without Adoption of ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	228,371									609,099
Cost of goods sold	109,094									300,719
Gross profit	119,277									308,380
Selling, general, and administrative expenses	86,155									235,510
Operating income	33,122									72,870
Interest expense	(5,319)									(17,081)
Other expense	(304)									(192)
Income before income taxes	27,499									55,597
Income tax expense	(6,864)									(13,618)
Net income	$ 20,635									$ 41,979